Asset Acquisition - Schedule of Purchase Prices of the Assets (Details)	Dec. 31, 2025 USD ($)
Schedule of Purchase Prices of the Assets [Abstract]
Land use rights	$ 3,654,545
Plant, property and equipment – buildings	1,853,556
Total assets acquired	5,508,101
Deferred tax liabilities	(199,813)
Net assets acquired	$ 5,308,288